EXHIBIT 99.3

John Deere Owner Trust 2009

Servicer’s Certificate

$233,600,000   Class A-1  1.13155%  Asset Backed Notes due July 02, 2010

$50,000,000   Class A-2  1.96%  Asset Backed Notes due September 15, 2011

$309,000,000   Class A-3  2.59%  Asset Backed Notes due October 15, 2013

$81,710,000   Class A-4  3.96%  Asset Backed Notes due May 16, 2016

$28,093,218  Asset Backed Certificates

Scheduled Payment Date (30/360)	15-Jul-09
Actual Payment Date (A/360)	15-Jul-09
Collection Period Begin Date	04-May-09
Collection Period End Date	28-Jun-09
Days in accrual period (30/360)	36
Days in accrual period (ACT/360)	36

(1) Total Distribution Amount:	$50,261,510.72
(a) Total cash receipts during the month:	$40,790,269.00
(b) Administrative repurchases during the month:	$9,469,458.62
(c) Investment earnings on cash accounts:	$1,783.10

(2) (a) Administration Fee:	$100.00
(b) Administration Fee Shortfall:	$0.00

(3) Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:	$1,486,211.68
Noteholders’ Interest Carryover Shortfall:	$0.00

(a) (i) Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$264,330.08
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

(b) (i) Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$98,000.00
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

(c) (i) Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$800,310.00
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

(d) (i) Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$323,571.60
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4) Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:	$40,950,259.71
Noteholders’ Principal Carryover Shortfall:	$0.00

(a) (i) Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$40,950,259.71
(ii) % of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
(iii) Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-1 Noteholders’ Principal Distributable Amount:	$40,950,259.71

(b) (i) Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
(iii) Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c) (i) Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
	(ii) % of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
	(iii) Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
	(iv) Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d) (i) Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
	(ii) % of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
	(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
	(iv) Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:	$42,436,471.39

(6)	Reserve Account balance:
	(a) Beginning balance:	$8,780,040.23
	(b) Amount of deposit from Collection Account to Reserve Account:	$7,824,939.33
	(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$7,824,939.33
	(ii) Amount of excess to Reserve Account from Collection Account:	$0.00
	(c) Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
	(i) Interest Amount included above:	$0.00
	(ii) Principal Amount included above:	$0.00
	(d) Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$0.00
	(e) Ending Balance (after giving effect to all distributions):	$16,604,979.56
	(f) Specified Reserve Account Balance:	$16,857,678.00

(7)	Servicing Fee:	$622,288.81
	(a) Amount of Servicing Fee earned:	$622,288.81
	(b) Amount of Servicing Fee paid:	$0.00
	(c) Amount of Servicing Fee Shortfall:	$622,288.81

(8)	Amount paid to Indenture Trustee:	$0.00

(9)	Amount paid to Owner Trustee:	$0.00

(10)	(a) Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
	(b) % of Principal Distribution Amount applicable to Certificate holders:	0.00
	(c) Certificateholders’ Principal Carryover Shortfall:	$0.00
	(d) Certificateholders’ Principal Distributable Amount:	$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):	$0.00

(12)	(a) Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$693,822,272.05

	(b) Note Value as of the end of the related Collection Period:	$661,452,958.29

	(c) Number of Accounts at the end of the related Collection Period:	21,962

(13)	After giving effect to all distributions on such Payment Date:
	(a) (i) Outstanding Principal Balance of Class A-1 Notes:	$192,649,740.29
	(ii) Class A-1 Note Pool Factor:	0.8246992

	(b) (i) Outstanding Principal Balance of Class A-2 Notes:	$50,000,000.00
	(ii) Class A-2 Note Pool Factor:	1.0000000

	(c) (i) Outstanding Principal Balance of Class A-3 Notes:	$309,000,000.00
	(ii) Class A-3 Note Pool Factor:	1.0000000

	(d) (i) Outstanding Principal Balance of Class A-4 Notes:	$81,710,000.00
	(ii) Class A-4 Note Pool Factor:	1.0000000

	(e) (i) Outstanding Principal Balance of the Certificates:	$28,093,218.00
	(ii) Certificate Pool Factor:	1.0000000

(14)	Aggregate amount of Purchased Receivables for related Collection Period:	$0.00

(15)	(i) Aggregate amount of net losses for the collection period :	$0.00
	(ii) Cumulative amount of net losses:	$0.00
	(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(16)	(i) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.37%

(17)	Collateral Composition:
	(a) Number of loans at the beginning of the period:	22,454
	(b) Number of loans at the end of the period:	21,962
	(c) Weighted average remaining term on receivables:	39.05
	(d) Prepayment amount - monthly:	$(6,037,875.31)
	(e) Prepayment amount - life-to-date:	$(6,037,875.31)
	(f) Weighted average APR of the pool assets:	3.77%
	(g) Pool Factor:	0.93